Cover Page	Feb. 11, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 11, 2021
Entity Registrant Name	Gaming & Hospitality Acquisition Corp.
Entity Central Index Key	0001806156
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39987
Entity Tax Identification Number	84-5014306
Entity Address, Address Line One	3755 Breakthrough Way #300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	800
Local Phone Number	211-8626
Amendment Description	Gaming & Hospitality Acquisition Corp. (the “Company”) is filing this Amendment No. 1 on Form 8-K (the “Amendment”) to amend and restate the Company’s audited balance sheet as of February 5, 2021 (the “Audited Balance Sheet”) included in the Company’s Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 11, 2021 (the “Original 8-K”). The Audited Balance Sheet is being restated to reflect the classification of all of the Company’s Class A common stock subject to possible redemption issued as part of the units sold in the Company’s initial public offering (“IPO”) as temporary equity in accordance with Accounting Standards Codification (ASC) 480-10-S99. Upon its IPO, the Company classified a portion of the Class A common stock as permanent equity to maintain net tangible assets greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. The Company re-evaluated the conclusion and determined that the Class A common stock included certain provisions that require classification of the Class A common stock as temporary equity regardless of the minimum net tangible assets required to complete the Company’s initial business combination. As a result, the Company corrected the error by revising all Class A common stock subject to possible redemption as temporary equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock. The Company initially determined the changes were not qualitatively material to the Company’s previously issued financial statements and did not restate its financial statements. However, upon further consideration of the material nature of the changes, the Company determined the change in classification of the Class A common stock subject to possible redemption and change to its presentation of earnings per share is quantitatively material and the Company should restate its previously issued financial statements. On February 24, 2022, the Company and the audit committee of the Company’s board of directors, after discussion with Company management, concluded that the Audited Balance Sheet filed as Exhibit 99.1 to the Original 8-K should be restated to report all Class A common stock as temporary equity and should no longer be relied upon. As such, the Company is restating the Audited Balance Sheet filed as Exhibit 99.1 to the Original 8-K in this Amendment. The restatement does not have any impact on the Company’s cash position and cash held in the trust account established in connection with the IPO. The Company has concluded that in light of the classification error described above, a material weakness exists in the Company’s internal control over financial reporting for accounting for complex financial instruments during the Affected Periods and that the Company’s disclosure controls and procedures were not effective. The Company’s remediation plan with respect to such material weakness will be described in more detail in a future filing with the SEC. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original 8-K. In addition, the information contained in this Amendment does not reflect events occurring after the filing of the Original 8-K and does not modify or update the disclosures therein, except as specifically identified above.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant to purchase one share of Class A common stock
Trading Symbol	GHACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GHAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GHACW
Security Exchange Name	NASDAQ